GENERAL (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 29, 2016	Dec. 31, 2015
Inventory [Line Items]
Initial payment received under sales agreement	$ 18,000
Accumulated deficit	(57,116)			$ (58,019)
Cash generated from operating activities	15,498	$ (2,743)
Revenues	6,547	$ 6,354
Aggregate ordinary shares in one or more offerings			50,000
North American Tier-1 telecom operator [Member]
Inventory [Line Items]
Revenues	$ 5,749
One Customer [Member4]
Inventory [Line Items]
Concentration of revenues	88.00%